CHANGES IN OR ADOPTION OF ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2020
CHANGES IN OR ADOPTION OF ACCOUNTING POLICIES
3.CHANGES IN OR ADOPTION OF ACCOUNTING POLICIES

3. CHANGES IN OR ADOPTION OF ACCOUNTING POLICIES

The following accounting pronouncements were recently adopted:

In May 2020, the SEC adopted the final rule under SEC release No. 33-10786, Amendments to Financial Disclosures about Acquired and Disposed Businesses, amending Rule 1-02(w)(2) which includes amendments to certain of its rules and forms related to the disclosure of financial information regarding acquired or disposed businesses. Among other changes, the amendments impact SEC rules relating to (1) the definition of “significant” subsidiaries, (2) requirements to provide financial statements for “significant” acquisitions, and (3) revisions to the formulation and usage of pro forma financial information. The final rule becomes effective on January 1, 2021; however, voluntary early adoption is permitted. The Company early adopted the provisions of the final rule in 2020. The guidance did not have a material impact on the Company’s consolidated financial statements and disclosures.

In February 2016, FASB issued ASU 2016-02, Leases (Topic 842). ASU 2016-02 requires that a lessee recognize the assets and liabilities that arise from operating leases. A lessee should recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right-of-use (ROU) asset representing its right to use the underlying asset for the lease term. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. In transition, lessees and lessors are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. In July 2018, the FASB issued ASU 2018-10, Codification Improvements to Topic 842, Leases and ASU 2018-11, Leases Topic 842 Target improvements, which provides an additional (and optional) transition method whereby the new lease standard is applied at the adoption date and recognized as an adjustment to retained earnings. In March 2019, the FASB issued ASU 2019-01, Leases (Topic 842) Codification Improvements, which further clarifies the determination of fair value of the underlying asset by lessors that are not manufacturers or dealers and modifies transition disclosure requirements for changes in accounting principles and other technical updates. The Company adopted the standard effective January 1, 2019 using the modified retrospective adoption method which allowed it to initially apply the new standard at the adoption date and recognize a cumulative-effect adjustment to the opening balance of accumulated deficit. In connection with the adoption of the new lease pronouncement, the Company recorded a charge to accumulated deficit of $847.

Effects of Adoption

The Company has elected to use the practical expedient package that allows us to not reassess: (1) whether any expired or existing contracts are or contain leases, (2) lease classification for any expired or existing leases and (3) initial direct costs for any expired or existing leases. The Company additionally elected to use the practical expedients that allow lessees to: (1) treat the lease and non-lease components of leases as a single lease component for all of its leases and (2) not recognize on its balance sheet leases with terms less than twelve months.

The Company determines if an arrangement is a lease at inception. The Company leases certain manufacturing facilities, warehouses, offices, machinery and equipment, vehicles and office equipment under operating leases. Under the new standard, operating leases result in the recognition of ROU assets and lease liabilities on the consolidated balance sheet. ROU assets represent our right to use the leased asset for the lease term and lease liabilities represent our obligation to make lease payments. Under the new standard, operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As most of the Company’s leases do not provide an implicit rate, upon adoption of the new standard, we used our estimated incremental borrowing rate based on the information available, including lease term, as of January 1, 2019 to determine the present value of lease payments. Operating lease ROU assets are adjusted for any lease payments made prior to January 1, 2019 and any lease incentives. Certain of our leases may include options to extend or terminate the original lease term. The Company generally concluded that it is not reasonably certain to exercise these options due primarily to the length of the original lease term and its assessment that economic incentives are not reasonably certain to be realized. Operating lease expense under the new standard is recognized on a straight-line basis over them lease term. Current finance lease obligations consist primarily of cultivation, manufacturing and distribution facility leases.

Refer to the Summary of Effects of Lease Accounting Standard Update Adopted in First Quarter of 2019 below for further details.

Leases accounted for under the new standard have initial remaining lease terms of one to seven years. Certain of our lease agreements include rental payments adjusted periodically for inflation. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Summary of Effects of Lease Accounting Standard Update Adopted in First Quarter of 2019

The cumulative effects of the changes made to our consolidated balance sheet as of the beginning of the first quarter of 2019 as a result of the adoption of the accounting standard update on leases were as follows:

		Effects of adoption of lease accounting
		standard update related to:
(in thousands, $US)	As filed December 31, 2018	Operating Leases	Total Effects of Adoption	With effect of lease accounting standard update January 1, 2019
Assets
Property and equipment, net	$4,063	$23,594	$23,594	$27,656

Liabilities
Current portion of long-term debt	147	1,492	1,492	1,639
Long-term debt, net	389	22,948	22,948	23,337

Equity
Accumulated Deficit	(20,201)	(847)	(847)	(21,047)

Total	$23,728	$-	$-	$23,728

In June 2016, the FASB issued ASU No. 2016-13, ”Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” and subsequent amendments to the initial guidance: ASU 2018-19 ”Codification Improvements to Topic 326, Financial Instruments-Credit Losses”, ASU 2019-04 “Codification Improvements to Topic 326, Financial Instruments-Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments”, ASU 2019-05 “Financial Instruments-Credit Losses”, ASU 2019-11 “Codification Improvements to Topic 326, Financial Instruments - Credit Losses” (collectively, Topic 326),ASU 2020-02 Financial Instruments—Credit Losses (Topic 326) and Leases (Topic 842) and ASU 2020-03 Codification Improvements to Financial Instruments. Topic 326 requires measurement and recognition of expected credit losses for financial assets held. This guidance is effective for the year ended December 31, 2020. The Company believes that the most notable impact of this ASU will relate to its processes around the assessment of the adequacy of its allowance for doubtful accounts on trade accounts receivable and the recognition of credit losses. We continue to monitor the economic implications of the COVID-19 pandemic, however based on current market conditions, the adoption of the ASU did not have a material impact on the consolidated financial statements.

In November 2018, the FASB issued ASU 2018-18, Collaborative Arrangements (Topic 808), Clarifying the Interaction between Topic 808 and Topic 606. This guidance amended Topic 808 and Topic 606 to clarify that transactions in a collaborative arrangement should be accounted for under Topic 606 when the counterparty is a customer for a distinct good or service (i.e., unit of account). The amendments preclude an entity from presenting consideration from a transaction in a collaborative arrangement as revenue from contracts with customers if the counterparty is not a customer for that transaction. This guidance is effective for the year ended December 31, 2020. The adoption of this guidance did not have a material impact on our Consolidated Financial Statements.

The following accounting pronouncements issued have not yet been adopted:

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. This guidance removes certain exceptions to the general principles in Topic 740 and enhances and simplifies various aspects of the income tax accounting guidance, including requirements such as tax basis step-up in goodwill obtained in a transaction that is not a business combination, ownership changes in investments, and interim-period accounting for enacted changes in tax law. This standard is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2020. We are currently evaluating the impact of ASU 2019-12 on our Consolidated Financial Statements, which is effective for the Company in our fiscal year and interim periods beginning on January 1, 2021.

In January 2020, the FASB issued ASU 2020-01 Investments-Equity Securities (Topic 321), Investments-Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815) - Clarifying the Interactions between Topic 321, Topic 323, and Topic 815. This guidance addresses accounting for the transition into and out of the equity method and provides clarification of the interaction of rules for equity securities, the equity method of accounting, and forward contracts and purchase options on certain types of securities. This standard is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2020. We are currently evaluating the impact of ASU 2020-01 on our Consolidated Financial Statements, which is effective for the Company in our fiscal year and interim periods beginning on January 1, 2021.

In August 2020, the FASB issued ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40). This update amends the guidance on convertible instruments and the derivatives scope exception for contracts in an entity’s own equity and improves and amends the related EPS guidance for both Subtopics. This standard is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2021, which means it will be effective for our fiscal year beginning January 1, 2022. Early adoption is permitted. We are currently evaluating the impact of ASU 2020-06 on our Consolidated Financial Statements.

No other recently issued accounting pronouncements had or are expected to have a material impact on our Consolidated Financial Statements.